JPMorgan Equity Index Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	17.82%	14.37%	14.76%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.43%	13.87%	13.95%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.78%	11.41%	12.10%